Description of Organization and Business Operations (Details) - USD ($)			1 Months Ended		6 Months Ended	12 Months Ended
	Mar. 16, 2023	Apr. 07, 2021	May 30, 2023	Mar. 23, 2021	Jun. 30, 2023	Dec. 31, 2022
Description of Organization and Business Operations (Details) [Line Items]
Shares price per unit (in Dollars per share)						$ 10
Deferred underwriting commissions			$ 11,329,238
Generating gross proceeds		$ 23,692,510
Initial public offering, description					Upon the closing of the Initial Public Offering, sale of the Over-Allotment Units and closing of the Private Placement, $323.7 million ($10.00 per Unit) of the net proceeds of the Initial Public Offering, the Over-Allotment Units and certain of the proceeds of the Private Placement was placed in a trust account (“Trust Account”) and the Company will hold all funds in the Trust Account in cash, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below. In addition, the Company transferred an excess amount of $900,000 into the Trust Account upon closing of the Initial Public Offering, of which approximately $474,000 remained in the Trust Account after closing of the sale of the Over-Allotment Units.	Upon the closing of the Initial Public Offering, sale of the Over-Allotment Units and closing of the Private Placement, $323.7 million ($10.00 per Unit) of the net proceeds of the Initial Public Offering, the Over-Allotment Units and certain of the proceeds of the Private Placement was placed in a trust account (“Trust Account”) and will be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting certain conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below. In addition, the Company transferred an excess amount of $900,000 into the Trust Account upon closing of the Initial Public Offering, of which approximately $474,000 remained in the Trust Account after closing of the sale of the Over-Allotment Units.
Fair market value percentage					80.00%	80.00%
Amount held to trust account price per share (in Dollars per share)					$ 10	$ 10
Net tangible assets					$ 5,000,001	$ 5,000,001
Aggregate of public shares percentage					15.00%	15.00%
Redeem obligation percentage					100.00%	100.00%
Aggregate shares (in Shares)	30,006,034
Per share (in Dollars per share)	$ 0.02
Aggregate amount	$ 584,958
Redeem outstanding percentage					100.00%	100.00%
Interest to pay					$ 100,000	$ 100,000
Public price per share (in Dollars per share)					$ 10	$ 10
Reductions price per share (in Dollars per share)					$ 10	$ 10
Operating cash balance					$ 214,000	$ 1,100,000
Working capital amount					2.2	800,000
Offering costs					25,000	25,000
Sponsors loan					$ 149,000	$ 149,000
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)				30,000,000
Shares price per unit (in Dollars per share)				$ 10
Gross proceeds				$ 300,000,000
Underwriting fees and other offering costs				17,200,000
Deferred underwriting commissions				$ 10,500,000
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares price per unit (in Dollars per share)				$ 10
Purchase of additional shares (in Shares)				4,500,000
Generating gross proceeds		$ 23,692,510
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)					1,030,000	1,030,000
Shares price per unit (in Dollars per share)					$ 10	$ 10
Generating gross proceeds					$ 10,300,000	$ 10,300,000
Underwriter [Member] | Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)		2,369,251
Generating gross proceeds		$ 23,692,510
Class A Ordinary Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Per share (in Dollars per share)	$ 10.2
Aggregate amount	$ 306,106,987
Byte Holdings LP [Member] | Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Generating gross proceeds		$ 23,692,510
Trust Account [Member]
Description of Organization and Business Operations (Details) [Line Items]
Per share (in Dollars per share)	$ 10.22
Aggregate amount	$ 306,691,945
Business Acquisition [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of issued and outstanding voting securities					50.00%	50.00%